Provisions	12 Months Ended
Jan. 31, 2020
Provisions [abstract]
Provisions

21	Provisions

	31 January 2020 NZ$000’s	31 January 2019 NZ$000’s
Current:
Lease contributions	-	179
Other provisions	5,205	-
Make good	639	742
	5,844	921

	31 January 2020 NZ$000’s	31 January 2019 NZ$000’s
Non-current:
Lease contributions	-	906
Make good	1,796	1,466
	1,796	2,372

	Lease contributions NZ$000’s	Other provisions NZ$000’s	Make good NZ$000’s	Total NZ$000’s
Opening balance at 1 February 2019	1,085	-	2,208	3,293
Impact of IFRS 16*	(1,102)	-	-	(1,102)
Additional provisions recognised	-	5,205	307	5,512
Amounts used during the period	-	-	(64)	(80)
Exchange differences	17	-	(16)	1
Balance at 31 January 2020	-	5,205	2,435	7,640

* There is a $17k foreign exchange difference relating to the impact of IFRS16 that is not reflected in the table in note 3 which does not materially affect the opening adjustment at date of adoption.

	Lease contributions NZ$000’s	Other provisions NZ$000’s	Make good NZ$000’s	Total NZ$000’s
Opening balance at 1 February 2018	1,322	264	2,231	3,817
Additional provisions recognised	337	-	717	1,054
Unused amounts reversed	-	-	(600)	(600)
Unwinding of discounts	-	-	(84)	(84)
Amounts used during the period	(510)	(264)	-	(774)
Exchange differences	(64)	-	(56)	(120)
Balance at 31 January 2019	1,085	-	2,208	3,293

Other provisions

On 31 January 2020, the Group entered into an agreement terminating the license agreement with Heidi Klum. The termination agreement provides that we may continue selling existing Heidi Klum branded products, as well as Heidi Klum branded products manufactured on or prior to June 30, 2020 under existing contracts. The right to continue selling such products will continue until six months after the date of the termination agreement in the Northern Hemisphere and until 12 months after the date of the termination agreement in the Southern Hemisphere. A termination fee to Heidi Klum in lieu of further royalties is payable in instalments through to 30 December 2020. At 31 January 2020 the termination costs of the contract are greater than the economic benefit and hence the contract has been identified as onerous. A provision is recognised for an amount the termination costs exceed the economic benefits.

Make good

In accordance with certain lease agreements, the Group must refurbish and restore the lease premises to a condition agreed with the landlord at the end of the lease term or as prescribed. The provision has been calculated using a pre-tax discount rate of 2% (2019: 2%), and other market assumptions and re-assessed annually.

During the 2020 financial year an additional $307,000 (2019: $717,000) was recognised in relation to new retail leases in New Zealand and Australia.